SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - 401(k) Profit Sharing Plan	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting

Basis of Accounting

The financial statements of the Plan are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

Investment Valuation

The Plan’s investments in mutual funds and Company common stock are recorded at fair value as determined by the closing price on actively traded markets. Shares of registered investment companies are valued at net asset value of shares held by the Plan at year end. The Plan’s interest in common/collective trust is valued based on the daily net asset value (“NAV”) of the fund as determined by the issuer of the fund, which is the value at which units in the funds can be withdrawn and approximates fair value as a practical expedient.

Purchases and sales of securities are recorded on trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Net appreciation in the fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the Plan year.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. Delinquent notes receivable from participants are classified as distributions based upon the terms of the Plan document.

Benefit Payments	Benefit Payments Benefit payments to participants are recorded when paid.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.